Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Funds

Supplement dated May 1, 2020
to the

Prospectus dated July 1, 2019 and
Statement of Additional Information (“SAI”) dated July 1, 2019, as supplemented November 5, 2019

On April 30, 2020, the Board of Trustees (the “Board”) of Buffalo Funds (the “Trust”) accepted the resignation of Mr. Clay E. Brethour from his role as President, Treasurer and Trustee of the Trust effective as of April 19, 2020. All references to Mr. Brethour are hereby removed from the Funds’ Prospectus and SAI.

On April 30, 2020, the Board, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined under the Investment Company Act of 1940, as amended, unanimously approved the appointment of Mr. Kent Gasaway as President and Treasurer of the Trust and Mr. Robert J. Male as an Interested Trustee of the Trust.

Effective May 1, 2020, Mr. Jamie Cuellar and Mr. Ken Laudan have been added as Co-Portfolio Managers of the Buffalo Discovery Fund, and Mr. Josh West has been added as a Co-Portfolio Manager of the Buffalo Growth Fund.

The following disclosures in the Funds’ Prospectus and SAI are hereby revised to read as follows:

PROSPECTUS

Buffalo Discovery Fund

The sub-section titled “Summary Section—Buffalo Discovery Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Dave Carlsen	16.5	Portfolio Manager
Jamie Cuellar	0	Portfolio Manager
Ken Laudan	0	Portfolio Manager

Buffalo Growth Fund

The sub-section titled “Summary Section—Buffalo Growth Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Dave Carlsen	13	Portfolio Manager
Josh West	0	Portfolio Manager

The sub-section titled “Management—Portfolio Managers” is revised to update the biographies of Messrs. Cuellar and West and to add a biography for Mr. Laudan as follows:

Jamie Cuellar, CFA, Co-Portfolio Manager. Mr. Cuellar has been an investment professional since 1992 and joined KCM in 2015. Mr. Cuellar was a Managing Director and Portfolio Manager for the US Small Cap and US Micro Cap Growth Strategies for PineBridge Investments and predecessor firms, John McStay Investment Counsel and Brazos Capital Management from 2000 to 2012. He also served as a Portfolio Manager with Jacob Asset Management in 2012, a Senior Portfolio Manager with Northern Trust’s wealth advisory practice from 2012 to 2014, as well as an Investment Analyst for Lee Financial Corporation in Dallas, TX from 1994 to 1999. Mr. Cuellar holds a B.B.A. in Finance from the University of San Diego and an M.B.A from Southern Methodist University’s Cox School of Business. Mr. Cuellar has served as a co-portfolio manager of the Small Cap Fund since 2015 and as a co-portfolio manager of the Discovery Fund since April 2020.

Josh West, CFA, Co-Portfolio Manager. Mr. West has been an investment professional since 2005 and joined KCM in 2008. Previously, Mr. West was an equity investment analyst with Scout Investment Advisors in Kansas City, Missouri. Mr. West holds an M.B.A. from the University of Missouri-Columbia and B.S. from the University of Missouri-Columbia. Mr. West has served as a co-portfolio manager of the Mid Cap Fund since November 2017 and as a co-portfolio manager of the Growth Fund since April 2020.

Ken Laudan, Co‐Portfolio Manager. Mr. Laudan has been an institutional investment professional since 1991 and joined KCM in May 2020. Previously, Mr. Laudan oversaw a portfolio of healthcare investments across the micro, small, mid, and large market capitalization portfolios for Friess Associates, the manager of the Brandywine Funds. Prior to working with Friess Associates, Mr. Laudan was a senior healthcare analyst at Montgomery Securities, Hambrecht and Quist (H&Q), and SunTrust Robinson Humphrey. Mr. Laudan first began his healthcare investment career working on the corporate venture capital team for Humana, Inc. in 1991. Mr. Laudan holds a B.S. in Finance with a minor in Accounting from Kansas State University. Mr. Laudan has served as a co-portfolio manager of the Discovery Fund since May 2020.

SAI

The first and second sentences in the sub-section titled “Management of the Fund—Board of Trustees—Board Leadership Structure” are hereby replaced with the following:

The Board of Trustees is currently comprised of three Independent Trustees –Mr. Philip J. Kennedy, Ms. Rachel F. Lupardus, and Mr. Jeffrey D. Yowell – and one Interested Trustee – Mr. Robert J. Male. Mr. Male is an interested person of the Trust by virtue of the fact that he is an employee and stockholder of the Advisor.

The sub-section titled “Management of the Fund—Board of Trustees—Trustees and Officers” is revised as follows:

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Robert J. Male(1) 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1963	Trustee	Indefinite term and served since April 2020.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	10	None
INDEPENDENT TRUSTEES
Philip J. Kennedy 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1945	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A.	10	None

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Rachel F. Lupardus 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1972	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present; Chief Financial Officer, Customer Engagement, KBM Group LLC (marketing services company) 2014 – 2015.	10	None
Jeffrey D. Yowell 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1967	Chairman Trustee	One year term and served since December 31, 2017. Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present.	10	None
OFFICERS
Kent Gasaway 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1960	President and Treasurer	One year term and served since April 2020.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	10	None
Fred Coats 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1965	Chief Compliance Officer Anti-Money Laundering Officer Secretary	Indefinite term and served since May 2015. Indefinite term and served since May 2015. Indefinite term and served since August 2019.	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present; Private Practice Attorney 1993 – 2015.	N/A	N/A

(1)	Mr. Robert J. Male is deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act, by virtue of the fact that he is an employee and stockholder of the Advisor.

The sub-section titled “Management of the Fund—Board of Trustees—Trustee Qualifications” is revised to add Mr. Male’s qualifications as follows:

Robert J. Male. Mr. Male has served as a Trustee of the Trust since April 2020. Mr. Male has served on the investment staff of the Advisor since 1997. In addition, Mr. Male has served as co-portfolio manager for the Small Cap Fund since its inception. Mr. Male has served as an investment professional since 1986. Through his employment experience, Mr. Male is experienced with financial, accounting, regulatory and investment matters.

The sub-section titled “Management of the Fund—Board of Trustees—Trustee Ownership of Fund Shares” is revised as follows:

As of December 31, 2018, the Funds’ officers, and the Board as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

As of December 31, 2018, the Trustees had the following interests in the Buffalo Funds’ securities:

Name of Fund	Robert J. Male Interested Trustee(1)	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Discovery Fund	Above $100,000	$10,001 - $50,000	None	$10,001 - $50,000

Dividend Focus Fund	Above $100,000	Above $100,000	None	None

Emerging Opportunities Fund	Above $100,000	$1 - $10,000	None	$1 - $10,000

Flexible Income Fund	Above $100,000	Above $100,000	$50,001 - $100,000	$10,001 - $50,000

Growth Fund	Above $100,000	$1 - $10,000	None	$10,001 - $50,000

High Yield Fund	$50,001 - $100,000	None	None	None

International Fund	Above $100,000	$10,001 - $50,000	$50,001 - $100,000	Above $100,000

Large Cap Fund	Above $100,000	$1 - $10,000	None	$10,001 - $50,000

Mid Cap Fund	Above $100,000	$10,001 - $50,000	$1 - $10,000	$10,001 - $50,000

Small Cap Fund	Above $100,000	$50,001 - $100,000	None	$1 - $10,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)	Above $100,000	Above $100,000	Above $100,000	Above $100,000

(1)	Information for Mr. Male is as of March 31, 2020.

(2)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

The second sentence in section titled “Compensation and Reimbursement and Out-of-Pocket Expenses” is hereby replaced with the following:

Mr. Male, who is an interested Trustee due to his employment with the Advisor, is compensated by his employer and not by the Funds.

The sub-section titled “Portfolio Managers of the Funds—Other Accounts Managed by Portfolio Managers” is revised as follows:

Other Accounts Managed by Portfolio Managers

The following table identifies, for each portfolio manager of each Fund, the number of other accounts managed (including other Buffalo Funds managed by the same manager), and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees. Information in the table is shown as of March 31, 2019 (except as otherwise noted). Asset amounts are approximate and have been rounded.

	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo Discovery Fund
Dave Carlsen	1	$174.8 million	4	$112.6 million	0	N/A
Jamie Cuellar(2)	1	$433.1 million	1	$8.3 million	1	$6.8 million
Ken Laudan(2)	0	N/A	0	N/A	0	N/A

Buffalo Dividend Focus Fund
Paul Dlugosch	2	$813.1 million	2	$106.9 million	0	N/A
Jeff K. Deardorff	1	$188.6 million	2	$106.9 million	0	N/A
Jeffrey Sitzmann	1	$188.6 million	2	$106.9 million	0	N/A

Buffalo Emerging Opportunities Fund
Craig Richard	0	N/A	0	N/A	0	N/A
Doug Cartwright	0	N/A	0	N/A	0	N/A

Buffalo Flexible Income Fund
John Kornitzer	0	N/A	6	$17.9 million	4,688	$2.6 billion
Paul Dlugosch	2	$246.6 million	2	$106.9 million	0	N/A

Buffalo Growth Fund
Dave Carlsen	1	$1.7 billion	4	$112.6 million	0	N/A
Josh West(2)	1	$137.4 million	1	$6.1 million	0	N/A

Buffalo High Yield Fund
Paul Dlugosch	2	$682.6 million	2	$106.9 million	0	N/A
Jeffrey Sitzmann	1	$58.0 million	2	$106.9 million	0	N/A
Jeff K. Deardorff	1	$58.0 million	2	$106.9 million	0	N/A

Buffalo International Fund
William Kornitzer	0	N/A	2	$42.4 million	0	N/A
Nicole Kornitzer	0	N/A	2	$42.4 million	0	N/A

Buffalo Large Cap Fund
Alexander Hancock	1	$510.2 million	3	$90.6 million	2	$14.4 million

Buffalo Mid Cap Fund
Chris Carter	0	N/A	2	$47.5 million	0	N/A
Josh West	0	N/A	2	$47.5 million	0	N/A

Buffalo Small Cap Fund
Robert Male	0	N/A	2	$60.8 million	2	$14.4 million
Jamie Cuellar	0	N/A	2	$60.8 million	2	$14.4 million
Alexander Hancock	1	$68.9 million	2	$90.6 million	2	$14.4 million

(1)
Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds. All accounts listed in the category “Registered Investment Companies” are Buffalo Funds. Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.

(2)	Information is as of March 31, 2020.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2019:

Portfolio Manager	Dollar Range in Portfolio

Buffalo Discovery Fund
Dave Carlsen	$100,001 - $500,000
Jamie Cuellar(1)	$10,001 - $50,000
Ken Laudan(1)	None

Buffalo Dividend Focus Fund
Paul Dlugosch	$100,001 - $500,000
Jeff K. Deardorff	$10,001 - $50,000
Jeffrey Sitzmann	$10,001 - $50,000

Buffalo Emerging Opportunities Fund
Craig Richard	$50,001 - $100,000
Doug Cartwright	$50,001 - $100,000

Buffalo Flexible Income Fund
John Kornitzer	Over $1,000,000
Paul Dlugosch	$50,001 - $100,000

Buffalo Growth Fund
Dave Carlsen	$100,001 - $500,000
Josh West(1)	$50,001 - $100,000

Buffalo High Yield Fund
Paul Dlugosch	$50,001 - $100,000
Jeffrey Sitzmann	$100,001 - $500,000
Jeff K. Deardorff	$50,001 - $100,000

Buffalo International Fund
William Kornitzer	$100,001 - $500,000
Nicole Kornitzer	$100,001 - $500,000

Buffalo Large Cap Fund
Alexander Hancock	$10,001 - $50,000

Buffalo Mid Cap Fund
Chris Carter	$100,001 - $500,000
Josh West	$100,001 - $500,000

Buffalo Small Cap Fund
Robert Male	$100,001 - $500,000
Jamie Cuellar	$100,001 - $500,000
Alexander Hancock	$100,001 - $500,000

(1)	Information is as of March 31, 2020.

Please retain this supplement with your Prospectus and SAI.